Parent Company Financial Information (Schedule Of Cash Flows) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income/(loss)		$ 85,879,000	$ 222,519,000	$ 26,904,000
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other		60,743,000	56,894,000	71,613,000
(Gain)/loss on securities		458,000	(2,872,000)	(2,211,000)
Stock-based compensation expense		13,796,000	11,351,000	16,144,000
(Gains)/losses on extinguishment of debt		(5,793,000)	4,166,000	0
Net (increase)/decrease in interest receivable and other assets		(80,309,000)	292,860,000	4,087,000
Net (decrease)/increase in interest payable and other liabilities		(39,153,000)	(121,862,000)	(277,761,000)
Total adjustments		269,850,000	470,688,000	393,004,000
Net cash provided/(used) by operating activities		367,163,000	704,734,000	431,373,000
Securities:
Sales and prepayments		69,650,000	7,829,000	63,787,000
Purchases		(1,066,194,000)	(751,365,000)	(1,348,526,000)
Premises and equipment:
Sales/(purchases)		(43,514,000)	(38,880,000)	(41,463,000)
Decrease/(increase) in interest-bearing cash		1,019,131,000	(891,670,000)	(349,940,000)
Cash received/(paid) for acquisition, net		(5,087,000)	413,352,000	53,293,000
Net cash provided/(used) by investing activities		(520,014,000)	(1,486,679,000)	762,953,000
Preferred stock:
Proceeds from issuance of preferred stock		0	0	95,624,000
Cash dividends		(6,200,000)	(6,200,000)	(4,288,000)
Common stock:
Exercise of stock options		7,219,000	1,864,000	651,000
Cash dividends		(53,947,000)	(47,366,000)	(38,229,000)
Repurchase of shares	[1]	(32,648,000)	(43,579,000)	(91,533,000)
Term borrowings:
Issuance		497,040,000	397,672,000	0
Repayment of term borrowings		(1,026,708,000)	(23,572,000)	(430,088,000)
Increase/(decrease) in short-term borrowings		(816,324,000)	89,916,000	(738,650,000)
Net cash provided/(used) by financing activities		112,509,000	1,025,441,000	(1,472,679,000)
Net increase/(decrease) in cash and cash equivalents		(40,342,000)	243,496,000	(278,353,000)
Total interest paid		90,722,000	81,151,000	97,387,000
Income taxes received from subsidiaries		14,990,000	77,779,000	5,437,000
Parent Company [Member]
Operating activities:
Net income/(loss)		85,879,000	222,519,000	26,904,000
Less undistributed net loss of subsidiaries		(207,939,000)	69,424,000	(117,900,000)
Income/(loss) before equity in undistributed net income of subsidiaries		293,818,000	153,095,000	144,804,000
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other		(276,000)	(390,000)	(1,314,000)
(Gain)/loss on securities		259,000	(5,736,000)	(2,182,000)
Stock-based compensation expense		13,796,000	11,351,000	16,144,000
(Gains)/losses on extinguishment of debt		(5,793,000)	0	0
Net (increase)/decrease in interest receivable and other assets		(6,029,000)	(1,836,000)	(4,959,000)
Net (decrease)/increase in interest payable and other liabilities		(6,777,000)	1,505,000	8,626,000
Total adjustments		(4,820,000)	4,894,000	16,315,000
Net cash provided/(used) by operating activities		288,998,000	157,989,000	161,119,000
Securities:
Sales and prepayments		1,371,000	4,693,000	599,000
Purchases		(740,000)	(40,000)	(120,000)
Premises and equipment:
Sales/(purchases)		14,000	(20,000)	(63,000)
Decrease/(increase) in interest-bearing cash		0	15,800,000	64,200,000
Return on investment in subsidiary		93,000	150,000	90,000
Investment in subsidiaries		(9,372,000)	0	0
Cash received/(paid) for acquisition, net		(18,251,000)	0	0
Net cash provided/(used) by investing activities		(26,885,000)	20,583,000	64,706,000
Preferred stock:
Proceeds from issuance of preferred stock		0	0	95,624,000
Cash dividends		(6,200,000)	(6,200,000)	(4,288,000)
Common stock:
Exercise of stock options		7,219,000	1,864,000	651,000
Cash dividends		(53,947,000)	(47,366,000)	(38,229,000)
Repurchase of shares		(32,648,000)	(43,579,000)	(91,533,000)
Term borrowings:
Issuance		497,040,000	0	0
Repayment of term borrowings		(700,000,000)	0	(100,000,000)
Increase/(decrease) in short-term borrowings		(3,000,000)	3,000,000	(27,200,000)
Net cash provided/(used) by financing activities		(291,536,000)	(92,281,000)	(164,975,000)
Net increase/(decrease) in cash and cash equivalents		(29,423,000)	86,291,000	60,850,000
Cash and cash equivalents at beginning of period		167,562,000	81,271,000	20,421,000
Cash and cash equivalents at end of period		138,139,000	167,562,000	81,271,000
Total interest paid		24,345,000	23,282,000	24,102,000
Income taxes received from subsidiaries		$ 32,202,000	$ 17,053,000	$ 31,075,000

[1]	2015, 2014 and 2013 include $ 28.4 million , $ 38.5 million and $ 87.6 million, respectively, repurchased under share repurchase programs.